7. STOCKHOLDERS' EQUITY (Annual) (Details Narrative) - USD ($)	1 Months Ended									2 Months Ended	3 Months Ended						6 Months Ended	12 Months Ended
	Aug. 02, 2020	Aug. 01, 2020	Jun. 16, 2020	May 28, 2020	May 16, 2020	Apr. 16, 2020	Jan. 03, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 01, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 08, 2021
Common stock, par value				$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized											200,000,000	200,000,000	200,000,000					200,000,000	200,000,000
Common stock, shares issued											90,989,265	90,964,265	104,425,830					104,964,265	104,425,830
Common stock, shares outstanding											90,989,265	90,964,265	104,425,830					104,964,265	104,425,830
Preferred stock, par value											$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001
Preferred stock, shares authorized											1,000,000	1,000,000	1,000,000					1,000,000	1,000,000
Preferred stock, shares issued											0	0	0					0	0
Preferred stock, shares outstanding											0	0	0					0	0
Shares issued for cash, shares													5,500	4,875	68,732	8,478	8,478
Shares issued for cash, amount													$ 9,075	$ 10,126	$ 63,472	$ 5,197	$ 5,197	$ 4,253	$ 87,870
Shares issued as a result of the reverse merger, shares																365,219	365,219
Shares issued as a result of the reverse merger, amount																$ 237,392	$ 237,392		237,392
Stock dividend, shares													50,000
Stock dividend, amount													$ 26,474
Shares issued for services, amount											83,875	$ 68,750						1,853,501
Stock payable											$ 326,351		$ 223,226					$ 223,226	$ 223,226
Series A Preferred Stock
Conversion of preferred stock at time of reverse merger, shares									4,000,000
Preferred shares converted								60	60
Milestone Management Issuance Two
Shares issued for services, shares					4,000
Shares issued for services, amount					$ 5,000
Shares issued for services, value per share					$ 1.25
Milestone Management Issuance One
Shares issued for services, shares						1,500
Shares issued for services, amount						$ 3,000
Shares issued for services, value per share						$ 2.00
Issuance for Cash Three
Shares issued for cash, shares				1,000
Shares issued for cash, amount				$ 1,436
Shares issued for services, value per share				$ 1.436
Issuance for Cash Two
Shares issued for cash, shares				1,500
Shares issued for cash, amount				$ 1,950
Shares issued for services, value per share				$ 1.30
Milestone Management Issuance Five
Shares issued for services, shares	62,500
Shares issued for services, amount	$ 281,250
Shares issued for services, value per share	$ 4.50
Issuance for Cash One
Shares issued for cash, shares							500
Shares issued for cash, amount							$ 868
Milestone Management Issuance Three
Shares issued for services, shares			4,000
Shares issued for services, amount			$ 8,000
Shares issued for services, value per share			$ 2.00
Milestone Management Issuance Four
Shares issued for services, shares		12,500
Shares issued for services, amount		$ 56,250
Shares issued for services, value per share		$ 4.50
Carsten Falk
Shares issued for services, shares										500,000
Shares issued for services, amount										$ 1,500,000
Shares issued for services, value per share										$ 3.00